Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 25, 2025	May 26, 2024	May 28, 2023	May 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Disclosure

This disclosure has been prepared in accordance with the SEC's pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (Item 402(v)) and does not necessarily reflect value actually realized by the NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 49.

The following tables and related disclosures provide information about (i) the total compensation (SCT Total) of our principal executive officer (PEO) and our non-PEO Named Executive Officers (collectively, the Other NEOs) as presented in the Summary Compensation Table on page 66, (ii) the “compensation actually paid” (CAP) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures for fiscal years 2022, 2023, 2024, 2025, and 2026:

					Value of Initial Fixed $100 Investment Based on:

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEO(4)	Average Compensation Actually Paid to Non-PEO NEO(5)	Total Shareholder Return ($)	Peer Group(6) Total Shareholder Return ($)	Net Income (millions)(7)	Adjusted Darden Diluted Net EPS(8)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	34,815,979	34,835,170	4,028,759	3,333,605	167.89	140.02	1,206.7	10.64
2025	13,995,870	31,605,527	3,721,506	6,930,068	162.94	121.94	1,049.6	9.55
2024	12,004,427	6,594,758	3,657,728	1,906,365	113.94	101.59	1,027.6	8.88
2023	8,500,029	15,246,533	3,205,321	5,905,006	120.36	87.89	981.9	8.00
2022	11,891,841	8,852,886	3,517,201	2,886,390	90.76	88.99	952.8	7.40

(1) “Year” means the fiscal year.

(2) PEO means:

Fiscal 2026	Ricardo Cardenas
Fiscal 2025	Ricardo Cardenas
Fiscal 2024	Ricardo Cardenas
Fiscal 2023	Ricardo Cardenas
Fiscal 2022	Eugene I. Lee, Jr.

(3) Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)):

Items Adjusted	2026	2025	2024	2023	2022

Reported Summary Compensation Table	34,815,979	13,995,870	12,004,427	8,500,029	11,891,841

Reported Value Equity Awards	(28,259,248)	(10,298,173)	(8,696,601)	(5,562,526)	(5,982,682)

Year-End Fair Value of Outstanding Equity Awards Granted in Year	30,223,839	19,505,238	6,203,936	9,961,422	5,163,812

Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	(3,906,925)	7,450,520	(3,763,992)	2,219,441	(2,838,468)

Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year	(11,070)	(133,299)	157,113	(181,368)	(167,098)

Value of Dividends Paid on Unvested Equity	1,972,594	1,085,371	689,875	309,535	785,481

Compensation Actually Paid	34,835,170	31,605,527	6,594,758	15,246,533	8,852,886

4) Non-PEO NEOs include:

Fiscal 2026	Matthew R. Broad, Todd A. Burrowes, Sarah H. King, M. John Martin, Rajesh Vennam
Fiscal 2025	Todd A. Burrowes, Daniel J. Kiernan, Matthew R. Broad, Rajesh Vennam
Fiscal 2024	Todd A. Burrowes, Daniel J. Kiernan, M. John Martin, Rajesh Vennam
Fiscal 2023	Todd A. Burrowes, Ricardo Cardenas, M. John Martin, Rajesh Vennam
Fiscal 2022	Todd A. Burrowes, Ricardo Cardenas, M. John Martin, Rajesh Vennam

(5) Adjustments to Calculate Average Compensation Actually Paid to Other NEOs (Column (e)):

Items Adjusted	2026	2025	2024	2023	2022

Reported Summary Compensation Table	4,028,759	3,721,506	3,657,728	3,205,321	3,517,201

Reported Value Equity Awards	(1,967,741)	(2,031,826)	(1,884,232)	(1,668,767)	(1,577,189)

Year-End Fair Value of Outstanding Equity Awards Granted in Year	1,616,239	3,848,379	1,344,165	2,988,436	1,361,314

Vesting Date Fair Value of Equity Awards Granted in Covered Year That Vested in Covered Year	134,210	—	—	—	—

Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	(706,726)	1,929,616	(1,524,150)	1,307,395	(550,759)

Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year	(68,774)	(840,828)	77,967	(87,150)	(29,572)

Value of Dividends Paid on Unvested Equity	297,639	303,221	234,887	159,771	165,395

Compensation Actually Paid	3,333,605	6,930,068	1,906,365	5,905,006	2,886,390

(6) Represents the cumulative TSR of the S&P Consumer Discretionary Select Sector Index.

(7) The dollar amount represents the amount of net income reported in the Company’s audited financial statements for the applicable fiscal year.

(8) Adjusted Darden Diluted Net EPS was selected as the Company-Selected Measure. A detailed Adjusted EPS reconciliation can be found in the "Compensation Discussion and Analysis" section of the Company’s Proxy Statement for the applicable fiscal year, each as filed with the SEC on August 8, 2022, August 7, 2023, August 5, 2024, August 4, 2025, and August 10, 2026, respectively.

Company Selected Measure Name	Adjusted Darden Diluted Net EPS
Named Executive Officers, Footnote	Non-PEO NEOs include:

Fiscal 2026	Matthew R. Broad, Todd A. Burrowes, Sarah H. King, M. John Martin, Rajesh Vennam
Fiscal 2025	Todd A. Burrowes, Daniel J. Kiernan, Matthew R. Broad, Rajesh Vennam
Fiscal 2024	Todd A. Burrowes, Daniel J. Kiernan, M. John Martin, Rajesh Vennam
Fiscal 2023	Todd A. Burrowes, Ricardo Cardenas, M. John Martin, Rajesh Vennam
Fiscal 2022	Todd A. Burrowes, Ricardo Cardenas, M. John Martin, Rajesh Vennam

Peer Group Issuers, Footnote	Represents the cumulative TSR of the S&P Consumer Discretionary Select Sector Index.
PEO Total Compensation Amount	$ 34,815,979	$ 13,995,870	$ 12,004,427	$ 8,500,029	$ 11,891,841
PEO Actually Paid Compensation Amount	$ 34,835,170	31,605,527	6,594,758	15,246,533	8,852,886
Adjustment To PEO Compensation, Footnote	Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)):

Items Adjusted	2026	2025	2024	2023	2022

Reported Summary Compensation Table	34,815,979	13,995,870	12,004,427	8,500,029	11,891,841

Reported Value Equity Awards	(28,259,248)	(10,298,173)	(8,696,601)	(5,562,526)	(5,982,682)

Year-End Fair Value of Outstanding Equity Awards Granted in Year	30,223,839	19,505,238	6,203,936	9,961,422	5,163,812

Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	(3,906,925)	7,450,520	(3,763,992)	2,219,441	(2,838,468)

Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year	(11,070)	(133,299)	157,113	(181,368)	(167,098)

Value of Dividends Paid on Unvested Equity	1,972,594	1,085,371	689,875	309,535	785,481

Compensation Actually Paid	34,835,170	31,605,527	6,594,758	15,246,533	8,852,886

Non-PEO NEO Average Total Compensation Amount	$ 4,028,759	3,721,506	3,657,728	3,205,321	3,517,201
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,333,605	6,930,068	1,906,365	5,905,006	2,886,390
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to Calculate Average Compensation Actually Paid to Other NEOs (Column (e)):

Items Adjusted	2026	2025	2024	2023	2022

Reported Summary Compensation Table	4,028,759	3,721,506	3,657,728	3,205,321	3,517,201

Reported Value Equity Awards	(1,967,741)	(2,031,826)	(1,884,232)	(1,668,767)	(1,577,189)

Year-End Fair Value of Outstanding Equity Awards Granted in Year	1,616,239	3,848,379	1,344,165	2,988,436	1,361,314

Vesting Date Fair Value of Equity Awards Granted in Covered Year That Vested in Covered Year	134,210	—	—	—	—

Year Over Year Change in Fair Value of Outstanding Unvested Equity Granted in Prior Years	(706,726)	1,929,616	(1,524,150)	1,307,395	(550,759)

Year Over Year Change in Fair Value of Equity Granted in Prior Years and Vested in Year	(68,774)	(840,828)	77,967	(87,150)	(29,572)

Value of Dividends Paid on Unvested Equity	297,639	303,221	234,887	159,771	165,395

Compensation Actually Paid	3,333,605	6,930,068	1,906,365	5,905,006	2,886,390

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The table below shows the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s Total Shareholder Return and Total Shareholder Return of our peer group, the S&P Consumer Discretionary Select Sector Index. Neither the Company’s Total Shareholder Return nor the peer group Total Shareholder Return are performance metrics in the Company’s incentive plans. The Company’s Total Shareholder return as a percentile rank versus the Total Shareholder Return of the constituents of a different peer group is a performance measure in the Company’s Performance Stock Unit Awards. Please see the "Compensation Discussion and Analysis" section in this Proxy Statement for a description of the Company’s Executive Compensation Philosophy and Strategy.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The table below shows the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s Net Income. Net Income is not a performance measure in any of the Company’s incentive plans and any alignment would be indirect. Please see the "Compensation Discussion and Analysis" section in this Proxy Statement for a description of the Company’s Executive Compensation Philosophy and Strategy.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted Diluted Net EPS

The table below shows the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s Adjusted Diluted Net EPS. Adjusted Diluted Net EPS is the Company Selected Measure because it is a performance measure in the Company’s Annual Incentive Plan. Note, compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group is impacted by changes in stock price and other performance metrics in the Company’s Incentive Plans. Please see the "Compensation Discussion and Analysis" section in this Proxy Statement for a description of the Company’s Executive Compensation Philosophy and Strategy.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Cumulative TSR

The table below shows the relationship between the amount of compensation actually paid to the PEO and the average amount of compensation actually paid to the Company’s NEOs as a group and the Company’s Total Shareholder Return and Total Shareholder Return of our peer group, the S&P Consumer Discretionary Select Sector Index. Neither the Company’s Total Shareholder Return nor the peer group Total Shareholder Return are performance metrics in the Company’s incentive plans. The Company’s Total Shareholder return as a percentile rank versus the Total Shareholder Return of the constituents of a different peer group is a performance measure in the Company’s Performance Stock Unit Awards. Please see the "Compensation Discussion and Analysis" section in this Proxy Statement for a description of the Company’s Executive Compensation Philosophy and Strategy.

Tabular List, Table

Pay versus Performance Tabular List

The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance, over the fiscal year ending May 31, 2026. These measures are among the measures used to determine the annual incentive and the PSU component of long-term incentive payouts for each of the NEOs.

For more information on annual incentives and actual payouts for each NEO, see “Annual Incentive Plan” beginning on page 56 of this Proxy Statement. For more information on the PSU component of the long-term incentives for each NEO, see “Long-Term Incentives” beginning on page 57 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Darden Adjusted Diluted Net EPS

Darden Same-Restaurant Sales Growth

Relative Total Shareholder Return

Total Shareholder Return Amount	$ 167.89	162.94	113.94	120.36	90.76
Peer Group Total Shareholder Return Amount	140.02	121.94	101.59	87.89	88.99
Net Income (Loss)	$ 1,206,700,000	$ 1,049,600,000	$ 1,027,600,000	$ 981,900,000	$ 952,800,000
Company Selected Measure Amount	10.64	9.55	8.88	8	7.4
PEO Name	Ricardo Cardenas	Ricardo Cardenas	Ricardo Cardenas	Ricardo Cardenas	Eugene I. Lee, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Darden Adjusted Diluted Net EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Darden Same-Restaurant Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,259,248)	$ (10,298,173)	$ (8,696,601)	$ (5,562,526)	$ (5,982,682)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,223,839	19,505,238	6,203,936	9,961,422	5,163,812
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,906,925)	7,450,520	(3,763,992)	2,219,441	(2,838,468)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,070)	(133,299)	157,113	(181,368)	(167,098)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,972,594	1,085,371	689,875	309,535	785,481
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,967,741)	(2,031,826)	(1,884,232)	(1,668,767)	(1,577,189)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,616,239	3,848,379	1,344,165	2,988,436	1,361,314
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(706,726)	1,929,616	(1,524,150)	1,307,395	(550,759)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,210
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,774)	(840,828)	77,967	(87,150)	(29,572)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 297,639	$ 303,221	$ 234,887	$ 159,771	$ 165,395